Lease (Details) - Schedule of Components of Finance Leases Obligation - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance lease cost:
Depreciation		$ 23,909
Interest on lease liabilities		1,105
Operating lease cost	190,040	183,179
Short-term lease cost	38,900	42,716
Variable lease cost
Sublease income
Total lease cost	228,940	250,909
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	182,060	189,844
Financing cash flows from finance leases		26,922
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 338,525
Weighted-average remaining lease term – finance leases		4 months 24 days
Weighted-average remaining lease term – operating leases	2 years	1 year 7 months 6 days
Weighted-average discount rate – finance leases		2.50%
Weighted-average discount rate – operating leases	8.00%	8.00%